Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Payable
Schedule of accounts payable

	December 31,
	2018	2017
	(in US$’000)
Accounts payable—third parties	14,158	17,095
Accounts payable—non-controlling shareholders of subsidiaries	4,960	7,250
Accounts payable—related party (Note 20(ii))	6,507	20
	25,625	24,365